Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Employee Benefits Expense

	2020	2019
	$’000	$’000
Wages and salaries	108,018	57,388
Social security and pension contributions	13,404	8,254
Share-based compensation	9,557	7,966

Total	130,979	73,608

Summary of Average Staff Numbers	Average Staff numbers

	2020	2019
Engineers	515	670
Sales & marketing	88	108
Finance, HR & legal	146	178
Clinical operations	586	476
Clinicians	773	124

	2,108	1,556